SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Feb. 04, 2021	Aug. 05, 2020	Jun. 08, 2020	Feb. 04, 2020	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 04, 2021	Dec. 31, 2014
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount										$ 3,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 8.55	$ 6.63	$ 3.02
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options						$ 15,063
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						3 years 2 months 15 days
Additional Stock Repurchase Program Authorized Amount					$ 30			$ 176,000
Treasury stock, shares						29,471,614	29,471,614
Dividend payable Percent Per Share		$ 14		$ 0.13
Dividends Payable		$ 4,576		$ 3,866
Issuance of ordinary shares, Value						$ 85,426
Share price			$ 35
Issuance of ordinary shares, Shares			2,600,000
Proceeds from issuance of shares in a public offering, net						$ 85,426	$ 0	0
Dividends Payable, Date to be Paid		Sep. 01, 2020		Mar. 04, 2020
Dividends Payable, Date of Record		Aug. 17, 2020		Feb. 18, 2020
Subsequent Event [Member]
Class of Stock [Line Items]
Dividends Payable									$ 5,300
Dividends Payable, Date to be Paid	Mar. 04, 2021
Dividends Payable, Date of Record	Feb. 18, 2021
Share Repurchase Program [Member]
Class of Stock [Line Items]
Treasury stock, shares						29,471,614
Stock Redeemed or Called During Period, Value						$ 137,868
Stock Repurchased and Retired During Period, Shares						0
Employee And Non-employee Stock Option Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						1,361,118
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value						$ 10,633	$ 9,352	$ 6,407